ProShares Long Online Short Stores ETF Average Annual Total Returns			12 Months Ended				60 Months Ended		86 Months Ended	99 Months Ended	111 Months Ended	120 Months Ended
		May 31, 2025	Dec. 31, 2024	[2]	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024 [6]	Dec. 31, 2024 [7]	Dec. 31, 2024	[3],[5]
ProShares Long Online/Short Stores Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]				19.58%		(1.11%)		2.13%
S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			24.78%		25.02%	[3],[4],[5]	14.51%	[3],[4],[5]	14.18% [4]	14.96%	14.72%	13.09%
None
Prospectus [Line Items]
Average Annual Return, Percent					20.68%		(1.00%)		2.17%
Performance Inception Date		Nov. 14, 2017
None | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent					20.54%		(1.09%)		2.11%
None | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent					12.33%		(0.72%)		1.71%

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
[3]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Benchmark.
[4]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
[5]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
[6]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
[7]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.